FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 7. FAIR VALUE MEASUREMENTS

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2016 and 2017.

(in US$ thousands)	2016		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$65,711	$65,711	$63,670	$63,670
Marketable securities - current	3	3	—	—
Accounts receivable	871	871	751	751
Restricted cash	500	500	507	507
Refundable deposits	245	245	208	208
Financial liabilities
Short-term borrowings	2,480	2,480	—	—
Accounts payable	266	266	314	314
Accrued compensation	210	210	549	549
Accrued expenses	3,828	3,828	2,158	2,158

The carrying amounts shown in the table are included in the consolidated balance sheets under the indicated captions.

The fair values of the financial instruments shown in the above table as of December 31, 2016 and 2017 represent the amounts that would be received to sell those assets or that would be paid to transfer those liabilities in an arm’s length transaction between market participants at that date. Those fair value measurements maximize the use of observable inputs. In situations where there is little market activity for the asset or liability at the measurement date, the fair value measurement reflects our Company’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by us based on the best information available in the circumstances, including expected cash flows and appropriately risk-adjusted discount rates, available observable and unobservable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

•

Cash and cash equivalents, accounts receivable, restricted cash, accounts payable, accrued compensation and expenses, and short-term borrowings: The carrying amounts, at face value or cost plus accrued interest, approximate fair value because of the short maturity of these instruments.

•

Marketable securities: Equity securities are measured using quoted market prices at the reporting date multiplied by the quantity held. Redeemable preferred shares are measured using valuation techniques.

•	Refundable deposits: Measurement of refundable deposits with no fixed maturities is based on carrying amounts.

Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

Our Company has segregated all financial assets and liabilities that are measured at fair value on a recurring basis (at least annually) into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date in the table below.

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2017
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	507	—	507
	$—	$513	$—	$513

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2016
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	500	—	500
Marketable securities - current
Equity securities	3	—	—	3
	$3	$506	$—	$509

Our Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1 for the years ended December 31, 2016 and 2017.

Level 1 and 2 measurements:

Cash equivalents – time deposits and restricted cash – time deposits are interest-earning deposits in banks, and the cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation techniques are readily observable, these deposits are classified in Level 2 of the fair value hierarchy. Certain marketable securities are valued using a market approach based on the quoted market prices of identical instruments when available, or other observable inputs such as trading prices of identical instruments in inactive markets. The fair values of the marketable equity securities that have publicly quoted trading prices are valued using those observable prices, unless adjustments are required to available observable inputs.

In 2015, 2016 and 2017, we recognized unrealized gains of $4.8 million, $0 thousand and $0 thousand, respectively, on marketable securities valued using market observable inputs, which are included in other comprehensive income.

Level 3 measurements:

We did not hold assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2016 and 2017.

Realized and unrealized gains (or losses) included in the consolidated financial statements for 2015 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated financial statements as follows:

(in US$ thousands)	Gain on sales of marketable debt securities	Impairment loss on marketable securities and investments
Total gains (losses) included in earnings for 2015	$5,845	$—
Change in unrealized gains (losses) relating to assets still held at the reporting date for 2015	$—	$—

Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis

Assets and liabilities measured at fair value on a nonrecurring basis include measuring impairment when required for long-lived assets. For GigaMedia, long-lived assets measured at fair value on a nonrecurring basis include investments accounted for under the equity method and cost method, property, plant, and equipment, intangible assets, and prepaid licensing and royalty fees.

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2016 and 2017 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2017	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$—	$—	$52
(d) Prepaid licensing and royalty fees	—	—	—	—	—
Total	$—	$—	$—	$—	$52

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2016	Total Impairment Losses
(b) Property, plant and equipment	$—	$—	$—	$—	$471
(c) Intangible assets	—	—	—	—	57
(d) Prepaid licensing and royalty fees	—	—	820	820	1,386
Total	$—	$—	$820	$820	$1,914
(a)

Impairment losses on certain cost method investments which were determined to be impaired:
In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.

(b)

Impairment losses on certain property, plant, and equipment which were determined to be impaired:
In 2016, we recognized an impairment loss of $471 thousand on property, plant and equipment as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.

(c)

Impairment losses on certain intangible assets which were determined to be impaired:
In 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangibles assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.

(d)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2016, certain prepaid licensing and royalty fees were written down to $0, resulting in an impairment charge of $1.4 million. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.